CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net revenues	$ 101,117	$ 64,143	$ 188,196	$ 96,110	$ 263,112	$ 110,494
Cost of goods sold	26,964	18,923	51,683	26,578	72,888	31,158
Gross profit	74,153	45,220	136,513	69,532	190,224	79,336
Operating expenses
Selling	19,222	12,905	36,337	19,644	51,896	24,840
Marketing	15,488	8,805	26,327	16,142	38,852	33,193
General and administrative	71,504	6,950	89,850	13,150	41,536	21,650
Total operating expenses	106,214	28,660	152,514	48,936	132,284	79,683
Net income (loss) from operations	(32,061)	16,560	(16,001)	20,596	57,940	(347)
Other income (loss), net
Interest income (expense)	(31)	19	(67)	117	136	460
Other expense	0	(1)	(2)	(1)	0	(1)
Total other income (loss), net	(31)	18	(69)	116	136	459
Net income (loss) before provision for income taxes	(32,092)	16,578	(16,070)	20,712	58,076	112
Provision for income taxes	8,454	2,403	13,036	2,403	8,318	0
Net income (loss) and comprehensive income (loss)	$ (40,546)	$ 14,175	$ (29,106)	$ 18,309	$ 49,758	$ 112
Basic earnings (loss) per share	$ (0.26)	$ 0.09	$ (0.19)	$ 0.12	$ 0.32	$ 0
Diluted earnings (loss) per share	$ (0.26)	$ 0.09	$ (0.19)	$ 0.12	$ 0.30	$ 0
Weighted-average shares outstanding—basic	156,867,484	153,052,983	155,725,959	153,052,983	153,327,308	153,052,983
Weighted-average shares outstanding—diluted	156,867,484	153,680,642	155,725,959	153,661,856	163,331,348	153,624,013